DISPOSALS - Air Temp Service Co. (Details) - USD ($)		3 Months Ended
	Jan. 01, 2026	Mar. 31, 2026
DISPOSALS
Loss on disposal of businesses		$ (2,908,964)
HVAC business assets and operations | Continuing Operations
DISPOSALS
Cash consideration	$ 0
Percentage of non-voting, non-distributing equity interest in ATS LLC	1.00%
Percentage of net proceeds receivable from ATS LLC	2.00%
Period for selling assets	24 months
Carrying amount of goodwill	$ 2,613,000
Loss on disposal of businesses		$ 2,665,001
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]		Other income (expense), net
HVAC business assets and operations | Continuing Operations | Non-compete and non-solicit
DISPOSALS
Covenant period	5 years